UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05848
The Gabelli Value Fund Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: December 31, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The Gabelli Value Fund Inc.
Annual Report
December 31, 2010

Christopher Marangi
To Our Shareholders,
     The Sarbanes-Oxley Act requires a fund’s principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission (“SEC”) on Form N-CSR. This certification would cover the portfolio managers’ commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.
     Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
     Enclosed are the audited financial statements including the investment portfolio as of December 31, 2010 with a description of factors that affected the performance during the past year.
Performance Discussion (Unaudited)
     The Gabelli Value Fund (the “Fund”) (Class A) net asset value (“NAV”) per share rose 27.6% in 2010, compared with the Standard & Poor’s (“S&P”) 500 Index of 15.1%.
     The first quarter of 2010 started the year off on relatively good footing with the S&P 500 Index up over 5%. By year end, the S&P 500 was up over 15%. Throughout the year, investors were rightfully concerned about sovereign debt issues in various European countries. The size and trend of our federal deficit led many investors to consider whether our country might eventually face these same debt issues.

     During 2010, another concern causing some volatility in the stock market was the pace at which the U.S. economy was emerging from the Great Recession. As a reminder, the National Bureau of Economic Research, which is charged with deciding when recessions begin and end, stated in September 2010 that the Great Recession actually ended in June 2009, eighteen months after it began. Although the economy did begin to rebuild inventories in the second half of 2009 and corporate profits grew throughout 2010, the pace of recovery was still of concern. The unemployment rate, which is a lagging indicator, stayed stubbornly high, hovering between 9%—10% for most of the year.
     Selected holdings that contributed positively to the Fund’s performance in 2010 were Viacom Inc. (Cl. A) (6.4% of net assets as of December 31, 2010), Liberty Media Corp. — Capital, (Cl. A) (0.5%), and Liberty Global Inc. (Cl. A) (1.3%). Some of the Fund’s weaker performing stocks during the year were Deutsche Bank, Xetra (1.6%), Vivendi (1.2%), and DISH Network Corp. (0.5%).
     We appreciate your confidence and trust.

Sincerely yours,

Bruce N. Alpert
February 24, 2011	President

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GABELLI VALUE FUND
CLASS A SHARES AND THE S&P 500 INDEX (Unaudited)
Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Comparative Results
Average Annual Returns through December 31, 2010 (a) (Unaudited)

							Since
							Inception
	Quarter	1 Year	3 Year	5 Year	10 Year	20 Year	(9/29/89)
Gabelli Value Fund Class A	10.64%	27.61%	0.25%	5.11%	5.37%	11.64%	10.72%
With sales charge (b)	4.28	20.27	(1.71)	3.87	4.75	11.31	10.42
S&P 500 Index	10.76	15.08	(2.84)	2.29	1.42	9.13	9.78	(e)
Dow Jones Industrial Average	8.01	14.04	(1.58)	4.30	3.16	10.28	8.45	(e)
Nasdaq Composite Index	12.00	16.91	0.01	3.76	0.71	10.29	8.52	(e)
Class AAA	10.66	27.72	0.28	5.12	5.38	11.64	10.73
Class B	10.51	26.63	(0.53)	4.31	4.57	11.18	10.30
With contingent deferred sales charge (c)	5.51	21.63	(1.53)	3.97	4.57	11.18	10.30
Class C	10.49	26.68	(0.50)	4.33	4.58	11.20	10.32
With contingent deferred sales charge (d)	9.49	25.68	(0.50)	4.33	4.58	11.20	10.32
Class I	10.80	28.00	0.51	5.27	5.45	11.68	10.77

In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.52%, 1.52%, 2.27%, 2.27%, and 1.27%, respectively. See page 11 for expense ratios for the year ended December 31, 2010. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share prices, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. When shares are redeemed, they may be worth more or less than their original cost. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about this and other matters and should be read carefully before investing. The Class A Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class AAA Shares on April 30, 2010, Class B Shares and Class C Shares on March 15, 2000, and the Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is an unmanaged indicator of stock market performance. The S&P 500 Index, Dow Jones Industrial Average, and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% and is reduced to 0% after six years.

(d)	Assuming payment of the maximum CDSC. A CDSC of 1% is imposed on redemptions made within one year of purchase.

(e)	S&P 500 Index, Dow Jones Industrial Average, and Nasdaq Composite Index since inception performance is as of September 30, 1989.

The Gabelli Value Fund Inc. Disclosure of Fund Expenses (Unaudited) For the Six Month Period from July 1, 2010 through December 31, 2010	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2010.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	07/01/10	12/31/10	Ratio	Period*
The Gabelli Value Fund Inc.
Actual Fund Return
Class AAA	$1,000.00	$1,254.30	1.41%	$8.01
Class A	$1,000.00	$1,253.20	1.41%	$8.01
Class B	$1,000.00	$1,248.90	2.16%	$12.24
Class C	$1,000.00	$1,249.30	2.16%	$12.25
Class I	$1,000.00	$1,255.00	1.16%	$6.59
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.10	1.41%	$7.17
Class A	$1,000.00	$1,018.10	1.41%	$7.17
Class B	$1,000.00	$1,014.32	2.16%	$10.97
Class C	$1,000.00	$1,014.32	2.16%	$10.97
Class I	$1,000.00	$1,019.36	1.16%	$5.90

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of total net assets as of December 31, 2010:
The Gabelli Value Fund

Cable and Satellite	14.5%
Entertainment	13.5%
Metals and Mining	7.6%
Diversified Industrial	6.3%
Financial Services	6.0%
Food and Beverage	5.3%
Consumer Products	5.0%
Energy and Utilities	4.9%
Broadcasting	4.6%
Telecommunications	4.0%
Electronics	3.2%
Equipment and Supplies	3.1%
Environmental Services	1.9%
Publishing	1.8%
Machinery	1.7%
Hotels and Gaming	1.7%
Automotive: Parts and Accessories	1.7%
Business Services	1.6%
Aerospace	1.5%
U.S. Government Obligations	1.5%
Consumer Services	1.4%
Retail	1.3%
Wireless Communications	0.9%
Communications Equipment	0.8%
Automotive	0.8%
Real Estate	0.7%
Specialty Chemicals	0.7%
Health Care	0.6%
Aviation: Parts and Services	0.6%
Computer Software and Services	0.5%
Agriculture	0.1%
Educational Services	0.1%
Commercial Services	0.0%
Other Assets and Liabilities (Net)	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended September 30, 2010. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Value Fund Inc.
Schedule of Investments — December 31, 2010

			Market
Shares		Cost	Value
	COMMON STOCKS — 98.4%
	Aerospace — 1.5%
970,000	Rolls-Royce Group plc†	$6,819,364	$9,421,731
64,000,000	Rolls-Royce Group plc., Cl. C†	101,005	99,782

		6,920,369	9,521,513

	Agriculture — 0.1%
25,000	Archer-Daniels-Midland Co.	863,801	752,000
500	The Mosaic Co.	8,345	38,180

		872,146	790,180

	Automotive — 0.8%
186,000	Ford Motor Co.†	2,362,155	3,122,940
30,000	Navistar International Corp.†	1,123,001	1,737,300

		3,485,156	4,860,240

	Automotive: Parts and Accessories — 1.7%
10,000	BorgWarner Inc.†	468,812	723,600
38,000	China Yuchai International Ltd.	300,576	1,204,220
169,000	Genuine Parts Co.	4,395,630	8,676,460

		5,165,018	10,604,280

	Aviation: Parts and Services — 0.6%
111,477	BBA Aviation plc	222,905	385,146
40,000	Curtiss-Wright Corp.	730,684	1,328,000
364,000	GenCorp Inc.†	3,072,831	1,881,880

		4,026,420	3,595,026

	Broadcasting — 4.6%
763,000	CBS Corp., Cl. A, Voting	13,922,268	14,519,890
36,000	Dg Fastchannel Inc.†	656,158	1,039,680
163,000	Liberty Media Corp. — Capital, Cl. A†	1,822,738	10,197,280
46,000	Liberty Media Corp. — Starz, Cl. A†	1,253,152	3,058,080

		17,654,316	28,814,930

	Business Services — 1.6%
20,000	Akamai Technologies Inc.†	381,108	941,000
45,000	Ascent Media Corp., Cl. A†	1,175,027	1,744,200
14,000	Broadridge Financial Solutions Inc.	164,276	307,020
85,000	Clear Channel Outdoor Holdings Inc., Cl. A†	640,451	1,193,400
6,000	Equinix Inc.†	470,220	487,560
50,250	Fidelity National Information Services Inc.	1,082,654	1,376,348
40,000	Intermec Inc.†	668,857	506,400
52,000	Internap Network Services Corp.†	241,267	316,160
6,200	MasterCard Inc., Cl. A	1,384,101	1,389,482
25,000	Monster Worldwide Inc.†	360,220	590,750
2,000	Rentrak Corp.†	45,958	60,320
104,000	SearchMedia Holdings Ltd.†	818,913	320,320
16,000	The Brink’s Co.	362,998	430,080

		7,796,050	9,663,040

	Cable and Satellite — 14.5%
130,000	Adelphia Communications Corp., Cl. A† (a)	91,925	0
130,000	Adelphia Communications Corp., Cl. A, Escrow† (a)	0	0
130,000	Adelphia Recovery Trust†	0	1,300
1,215,000	Cablevision Systems Corp., Cl. A	3,015,247	41,115,600
100,000	Comcast Corp., Cl. A, Special	1,785,572	2,081,000
463,000	DIRECTV, Cl. A†	7,041,306	18,487,590
157,000	DISH Network Corp., Cl. A†	2,946,544	3,086,620
54,700	EchoStar Corp., Cl. A†	1,357,548	1,365,859
230,000	Liberty Global Inc., Cl. A†	4,341,144	8,137,400
314,000	Rogers Communications Inc., Cl. B	984,485	10,873,820
100,000	Scripps Networks Interactive Inc., Cl. A	3,128,793	5,175,000
8,000	Time Warner Cable Inc.	393,768	528,240

		25,086,332	90,852,429

	Commercial Services — 0.0%
9,000	Macquarie Infrastructure Co. LLC†	167,143	190,530

	Communications Equipment — 0.8%
268,000	Corning Inc.	2,568,041	5,177,760

	Computer Software and Services — 0.5%
8,000	Alibaba.com Ltd.	14,075	14,348
24,000	AOL Inc.†	525,455	569,040
27,000	eBay Inc.†	632,533	751,410
26,000	Microsoft Corp.	644,376	725,920
55,000	Yahoo! Inc.†	922,711	914,650

		2,739,150	2,975,368

	Consumer Products — 5.0%
20,000	Alberto-Culver Co.	749,300	740,800
21,000	Avon Products Inc.	631,905	610,260
58,000	Energizer Holdings Inc.†	1,360,690	4,228,200
20,000	Fortune Brands Inc.	920,280	1,205,000
566	Givaudan SA	161,059	610,796
800	National Presto Industries Inc.	23,862	104,008
825,000	Swedish Match AB	11,708,159	23,882,822
500	The Estee Lauder Companies Inc., Cl. A	33,385	40,350
2,000	Wolverine World Wide Inc.	19,468	63,760

		15,608,108	31,485,996

	Consumer Services — 1.4%
205,000	Liberty Media Corp. - Interactive, Cl. A†	3,226,139	3,232,850
243,000	Rollins Inc.	814,759	4,799,250
84,000	TiVo Inc.†	747,387	724,920

		4,788,285	8,757,020

See accompanying notes to financial statements.

The Gabelli Value Fund Inc.
Schedule of Investments (Continued) — December 31, 2010

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Diversified Industrial — 6.3%
42,000	Ampco-Pittsburgh Corp.	$210,015	$1,178,100
39,000	Brush Engineered Materials Inc.†	926,189	1,506,960
8,000	Cooper Industries plc	259,867	466,320
163,000	Crane Co.	4,256,891	6,694,410
104,037	Griffon Corp.†	1,067,146	1,325,431
291,000	Honeywell International Inc.	8,339,780	15,469,560
120,000	ITT Corp.	5,095,805	6,253,200
205,000	Katy Industries Inc.†	1,225,054	246,000
7,000	Precision Castparts Corp.	869,374	974,470
119,000	Tyco International Ltd.	4,747,650	4,931,360
1,500	Waters Corp.†	106,847	116,565

		27,104,618	39,162,376

	Educational Services — 0.1%
12,000	ITT Educational Services Inc.†	1,018,166	764,280

	Electronics — 3.2%
155,000	LSI Corp.†	916,077	928,450
400	Mettler-Toledo International Inc.†	54,529	60,484
11,000	Rovi Corp.†	169,443	682,110
205,000	Texas Instruments Inc.	5,065,452	6,662,500
5,000	Thermo Fisher Scientific Inc.†	139,808	276,800
191,000	Thomas & Betts Corp.†	3,647,439	9,225,300
67,000	Tyco Electronics Ltd.	2,168,085	2,371,800

		12,160,833	20,207,444

	Energy and Utilities — 4.9%
13,000	Chevron Corp.	818,307	1,186,250
110,000	ConocoPhillips	2,924,997	7,491,000
6,000	CONSOL Energy Inc.	209,910	292,440
15,365	GenOn Energy Inc.†	25,618	58,541
200,000	GenOn Energy Inc., Escrow† (a)	0	0
253,000	National Fuel Gas Co.	11,391,309	16,601,860
10,000	NextEra Energy Inc.	485,617	519,900
60,000	Northeast Utilities	1,173,508	1,912,800
10,000	Occidental Petroleum Corp.	782,192	981,000
35,000	Southwest Gas Corp.	869,427	1,283,450

		18,680,885	30,327,241

	Entertainment — 13.5%
8,570	Chestnut Hill Ventures† (a)	233,241	390,364
118,000	Discovery Communications Inc., Cl. A†	1,917,924	4,920,600
168,000	Discovery Communications Inc., Cl. C†	2,291,860	6,163,920
65,000	Dover Motorsports Inc.†	315,664	115,700
259,000	Grupo Televisa SA, ADR†	2,412,452	6,715,870
309,000	Madison Square Garden Inc., Cl. A†	1,085,268	7,966,020
315,300	Time Warner Inc.	8,421,609	10,143,201
868,000	Viacom Inc., Cl. A	25,312,843	39,806,480
18,000	Viacom Inc., Cl. B	588,223	712,980
276,001	Vivendi	4,059,584	7,450,216

		46,638,668	84,385,351

	Environmental Services — 1.9%
300,000	Republic Services Inc.	3,863,450	8,958,000
86,000	Waste Management Inc.	2,367,111	3,170,820

		6,230,561	12,128,820

	Equipment and Supplies — 3.1%
165,000	CIRCOR International Inc.	1,953,490	6,976,200
60,000	Federal Signal Corp.	517,861	411,600
49,500	Flowserve Corp.	651,405	5,901,390
61,000	Gerber Scientific Inc.†	375,425	480,070
70,000	GrafTech International Ltd.†	794,262	1,388,800
118,000	Watts Water Technologies Inc., Cl. A	1,662,626	4,317,620

		5,955,069	19,475,680

	Financial Services — 6.0%
260,000	American Express Co.	7,054,769	11,159,200
25,000	Artio Global Investors Inc.	569,301	368,750
39,000	Deutsche Bank AG, New York	2,094,939	2,029,950
190,000	Deutsche Bank AG, Xetra	8,677,360	9,927,438
104,000	H&R Block Inc.	1,871,285	1,238,640
17,000	Interactive Brokers Group Inc., Cl. A	316,152	302,940
25,038	JPMorgan Chase & Co.	874,037	1,062,112
51,000	Kinnevik Investment AB, Cl. B	800,911	1,038,859
64,000	Legg Mason Inc.	1,757,088	2,321,280
13,000	Loews Corp.	500,446	505,830
14,000	Morgan Stanley	374,828	380,940
55,000	SLM Corp.†	787,124	692,450
15,000	State Street Corp.	687,716	695,100
110,000	The Bank of New York Mellon Corp.	3,138,932	3,322,000
3,000	The Goldman Sachs Group Inc.	436,506	504,480
58,000	Wells Fargo & Co.	1,636,755	1,797,420

		31,578,149	37,347,389

	Food and Beverage — 5.3%
48,000	Constellation Brands Inc., Cl. A†	770,627	1,063,200
5,000	Corn Products International Inc.	61,638	230,000
90,000	Davide Campari — Milano SpA	439,326	585,704
18,000	Del Monte Foods Co.	136,514	338,400
178,000	Diageo plc, ADR	6,869,120	13,230,740
55,000	Dr Pepper Snapple Group Inc.	1,458,382	1,933,800
8,000	Flowers Foods Inc.	43,372	215,280
97,000	Fomento Economico Mexicano SAB de CV, ADR	1,169,325	5,424,240
19,000	H.J. Heinz Co.	645,220	939,740
12,000	Kellogg Co.	554,827	612,960
25,000	Kerry Group plc, Cl. A	290,481	832,520
See accompanying notes to financial statements.

The Gabelli Value Fund Inc.
Schedule of Investments (Continued) — December 31, 2010

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
74,000	Kraft Foods Inc., Cl. A	$2,180,660	$2,331,740
7,000	PepsiCo Inc.	341,514	457,310
18,000	Pernod-Ricard SA	1,540,990	1,692,408
14,235	Remy Cointreau SA	840,962	1,007,234
125,000	Sara Lee Corp.	1,839,389	2,188,750

		19,182,347	33,084,026

	Health Care — 0.6%
15,000	Beckman Coulter Inc.	868,154	1,128,450
4,000	Chemed Corp.	125,792	254,040
28,000	Covidien plc	1,113,252	1,278,480
20,000	Mead Johnson Nutrition Co.	647,783	1,245,000

		2,754,981	3,905,970

	Hotels and Gaming — 1.7%
15,000	Accor SA	519,240	667,486
48,000	Dover Downs Gaming & Entertainment Inc.	296,074	163,200
136,000	Gaylord Entertainment Co.†	3,761,062	4,887,840
44,000	International Game Technology	656,602	778,360
450,000	Ladbrokes plc	2,990,317	860,851
71,000	Las Vegas Sands Corp.†	1,135,339	3,262,450

		9,358,634	10,620,187

	Machinery — 1.7%
75,000	CNH Global NV†	1,466,171	3,580,500
65,500	Deere & Co.	1,375,099	5,439,775
48,000	Zebra Technologies Corp., Cl. A†	1,350,777	1,823,520

		4,192,047	10,843,795

	Metals and Mining — 7.6%
308,000	Barrick Gold Corp.	5,686,940	16,379,440
29,000	Freeport-McMoRan Copper & Gold Inc.	863,482	3,482,610
98,000	Kinross Gold Corp.	808,548	1,858,080
7,000	Molycorp Inc.†	176,880	349,300
415,000	Newmont Mining Corp.	7,781,776	25,493,450

		15,317,626	47,562,880

	Publishing — 1.8%
466,500	Media General Inc., Cl. A†	8,375,019	2,696,370
53,000	Meredith Corp.	1,068,357	1,836,450
479,000	News Corp., Cl. A	7,120,152	6,974,240

		16,563,528	11,507,060

	Real Estate — 0.7%
133,600	Griffin Land & Nurseries Inc.	1,586,869	4,325,968

	Retail — 1.3%
17,000	CVS Caremark Corp.	512,517	591,090
77,000	HSN Inc.†	1,303,665	2,359,280
50,000	Ingles Markets Inc., Cl. A	572,181	960,000
100,000	Safeway Inc.	2,020,190	2,249,000
30,000	The Home Depot Inc.	907,775	1,051,800
17,000	Walgreen Co.	569,703	662,320

		5,886,031	7,873,490

	Specialty Chemicals — 0.7%
180,000	Ferro Corp.†	2,381,862	2,635,200
7,000	FMC Corp.	320,954	559,230
16,000	International Flavors & Fragrances Inc.	710,361	889,440

		3,413,177	4,083,870

	Telecommunications — 4.0%
359,300	ADPT Corp.†	1,051,688	1,052,749
520,000	Cincinnati Bell Inc.†	1,693,536	1,456,000
26,000	NII Holdings Inc.†	1,058,868	1,161,160
1,120,000	Sprint Nextel Corp.†	9,534,949	4,737,600
361,000	Telephone & Data Systems Inc.	7,832,144	13,194,550
105,000	Telephone & Data Systems Inc., Special	2,346,394	3,309,600

		23,517,579	24,911,659

	Wireless Communications — 0.9%
12,000	Millicom International Cellular SA	907,147	1,147,200
50,000	United States Cellular Corp.†	2,358,836	2,497,000
11,000	ViaSat Inc.† .	359,873	488,510
50,000	Vodafone Group plc, ADR	1,282,575	1,321,500

		4,908,431	5,454,210

	TOTAL COMMON STOCKS	352,924,733	615,260,008

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
17,405	GenOn Energy Inc., expire 01/03/11† (a)	35,380	122

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.5%
$9,279,000	U.S. Treasury Bill, 0.185%††, 03/17/11	9,275,424	9,277,116

	TOTAL INVESTMENTS — 99.9%	$362,235,537	624,537,246

	Other Assets and Liabilities (Net) — 0.1%		812,817

	NET ASSETS — 100.0%		$625,350,063

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2010, the market value of fair valued securities amounted to $390,486 or 0.06% of net assets.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
See accompanying notes to financial statements.

The Gabelli Value Fund Inc.
Statement of Assets and Liabilities
December 31, 2010

Assets:
Investments, at value (cost $ 362,235,537)	$624,537,246
Cash	81,671
Receivable for investments sold	1,490,194
Receivable for Fund shares issued	304,893
Dividends receivable	552,775
Prepaid expenses	62,004

Total Assets	627,028,783

Liabilities:
Payable for investments purchased	227,700
Payable for Fund shares redeemed	531,782
Payable for investment advisory fees	528,964
Payable for distribution fees	136,634
Payable for accounting fees	7,500
Payable for shareholder services fees	130,457
Other accrued expenses	115,683

Total Liabilities	1,678,720

Net Assets (applicable to 40,165,095 shares outstanding)	$625,350,063

Net Assets Consist of:
Paid-in capital	$370,839,687
Undistributed net investment income	10,816
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(7,802,578)
Net unrealized appreciation on investments	262,301,709
Net unrealized appreciation on foreign currency translations	429

Net Assets	$625,350,063

Shares of Capital Stock each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($274,628 ÷17,628 shares outstanding; 50,000,000 shares authorized)	$15.58

Class A:
Net Asset Value and redemption price per share ($607,818,029 ÷38,975,875 shares outstanding; 100,000,000 shares authorized)	$15.59

Maximum offering price per share (NAV ÷0.9425, based on maximum sales charge of 5.75% of the offering price)	$16.54

Class B:
Net Asset Value and offering price per share ($1,844,457 ÷ 131,353 shares outstanding; 100,000,000 shares authorized)	$14.04	(a)

Class C:
Net Asset Value and offering price per share ($7,377,496 ÷ 524,448 shares outstanding; 50,000,000 shares authorized)	$14.07	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($8,035,453 ÷515,791 shares outstanding; 50,000,000 shares authorized)	$15.58

(a)	Redemption price varies based on the length of time held.
Statement of Operations
For the Year Ended December 31, 2010

Investment Income:
Dividends (net of foreign withholding taxes of $287,537)	$7,690,302
Interest	17,608

Total Investment Income	7,707,910

Expenses:
Investment advisory fees	5,196,881
Distribution fees — Class AAA	157
Distribution fees — Class A	1,261,873
Distribution fees — Class B	24,630
Distribution fees — Class C	63,963
Shareholder services fees	433,573
Shareholder communications expenses	112,181
Legal and audit fees	92,359
Custodian fees	83,554
Directors’ fees	70,150
Registration expenses	68,080
Accounting fees	45,000
Tax expense	12,212
Interest expense	296
Miscellaneous expenses	52,392

Total Expenses	7,517,301

Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(9,457)

Net Expenses	7,507,844

Net Investment Income	200,066

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	18,234,475
Net realized loss on foreign currency transactions	(31,749)

Net realized gain on investments and foreign currency transactions	18,202,726

Net change in unrealized appreciation:
on investments	114,265,170
on foreign currency translations	359

Net change in unrealized appreciation on investments and foreign currency translations	114,265,529

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	132,468,255

Net Increase in Net Assets Resulting from Operations	$132,668,321

See accompanying notes to financial statements.

The Gabelli Value Fund Inc.
Statement of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009
Operations:
Net investment income	$200,066	$1,364,135
Net realized gain on investments and foreign currency transactions	18,202,726	3,734,305
Net change in unrealized appreciation on investments and foreign currency translations	114,265,529	135,855,468

Net Increase in Net Assets Resulting from Operations	132,668,321	140,953,908

Distributions to Shareholders:
Net investment income
Class AAA	(480)	—
Class A	(159,756)	(1,357,710)
Class I	(19,146)	(24,144)

	(179,382)	(1,381,854)

Net realized gain
Class AAA	(7,827)	—
Class A	(17,497,121)	(3,899,428)
Class B	(58,624)	(36,843)
Class C	(234,903)	(59,939)
Class I	(235,483)	(40,548)

	(18,033,958)	(4,036,758)

Total Distributions to Shareholders	(18,213,340)	(5,418,612)

Capital Share Transactions:
Class AAA	260,519	—
Class A	46,620,050	(47,622,480)
Class B	(2,493,288)	(1,687,072)
Class C	(222,000)	(1,254,766)
Class I	2,051,846	(335,971)

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	46,217,127	(50,900,289)

Redemption Fees	1,840	7,406

Net Increase in Net Assets	160,673,948	84,642,413

Net Assets:
Beginning of period	464,676,115	380,033,702

End of period (including undistributed net investment income of $ 10,816 and $9,547, respectively)	$625,350,063	$464,676,115

See accompanying notes to financial statements.

The Gabelli Value Fund Inc.
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss)												Ratios to Average Net Assets/
		from Investment Operations			Distributions									Supplemental Data
			Net
	Net Asset	Net	Realized and	Total			Net				Net Asset		Net Assets	Net
Period	Value,	Investment	Unrealized	from	Net		Realized	Return			Value,		End of	Investment				Portfolio
Ended	Beginning	Income	Gain (Loss) on	Investment	Investment		Gain on	of	Total	Redemption	End of	Total	Period	Income		Operating		Turnover
December 31	of Period	(Loss)(a)	Investments	Operations	Income		Investments	Capital	Distributions	Fees(a)(b)	Period	Return†	(in 000’s)	(Loss)		Expenses (c)		Rate
Class AAA
2010(d)	$14.37	$0.00 (b)	$1.70	$1.70	$(0.03)		$(0.46)	—	$(0.49)	$0.00	$15.58	11.8%	$275	0.00%	(e)(f)	1.43	%(e)	14%
Class A
2010	$12.58	$0.01	$3.46	$3.47	$(0.00	)(b)	$(0.46)	—	$(0.46)	$0.00	$15.59	27.6%	$607,818	0.05%		1.43%		14%
2009	9.00	0.04	3.69	3.73	(0.04)		(0.11)	—	(0.15)	0.00	12.58	41.4	449,865	0.36		1.52		5
2008	16.78	0.04	(7.47)	(7.43)	(0.04)		(0.03)	$(0.28)	(0.35)	0.00	9.00	(44.2)	366,568	0.28		1.41		4
2007	17.61	(0.04)	0.86	0.82	—		(1.65)	0.00 (b)	(1.65)	0.00	16.78	4.6	800,586	(0.20)		1.39		9
2006	18.11	0.03	3.92	3.95	(0.03)		(4.42)	—	(4.45)	0.00	17.61	21.7	860,789	0.14		1.41		17
Class B
2010	$11.45	$(0.09)	$3.14	$3.05	—		$(0.46)	—	$(0.46)	$0.00	$14.04	26.6%	$1,844	(0.72)%		2.18%		14%
2009	8.24	(0.03)	3.35	3.32	—		(0.11)	—	(0.11)	0.00	11.45	40.3	3,850	(0.38)		2.27		5
2008	15.46	(0.06)	(6.85)	(6.91)	—		(0.03)	$(0.28)	(0.31)	0.00	8.24	(44.6)	4,252	(0.48)		2.16		4
2007	16.46	(0.17)	0.82	0.65	—		(1.65)	0.00 (b)	(1.65)	0.00	15.46	3.9	10,774	(0.95)		2.14		9
2006	17.28	(0.10)	3.70	3.60	—		(4.42)	—	(4.42)	0.00	16.46	20.8	13,046	(0.53)		2.16		17
Class C
2010	$11.47	$(0.09)	$3.15	$3.06	—		$(0.46)	—	$(0.46)	$0.00	$14.07	26.7%	$7,378	(0.70)%		2.18%		14%
2009	8.25	(0.04)	3.37	3.33	—		(0.11)	—	(0.11)	0.00	11.47	40.4	6,314	(0.39)		2.27		5
2008	15.48	(0.06)	(6.86)	(6.92)	—		(0.03)	$(0.28)	(0.31)	0.00	8.25	(44.6)	5,686	(0.47)		2.16		4
2007	16.47	(0.17)	0.83	0.66	—		(1.65)	0.00 (b)	(1.65)	0.00	15.48	4.0	14,679	(0.94)		2.14		9
2006	17.29	(0.11)	3.71	3.60	—		(4.42)	—	(4.42)	0.00	16.47	20.7	14,704	(0.58)		2.16		17
Class I
2010	$12.56	$0.04	$3.48	$3.52	$(0.04)		$(0.46)	—	$(0.50)	$0.00	$15.58	28.0%	$8,035	0.31%		1.18%		14%
2009	8.99	0.06	3.69	3.75	(0.07)		(0.11)	—	(0.18)	0.00	12.56	41.6	4,647	0.59		1.27		5
2008(g)	15.87	0.08	(6.57)	(6.49)	(0.08)		(0.03)	$(0.28)	(0.39)	0.00	8.99	(40.8)	3,528	0.66	(e)	1.16	(e)	4

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	The Fund incurred interest expense during the year ended December 31, 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.40% (Class A), and 2.15% (Class B and Class C), respectively. For the years ended December 31, 2010, 2009, 2008, and 2007, the effect of interest expense was minimal.

(d)	From the commencement of offering Class AAA Shares on April 30, 2010 through December 31, 2010.

(e)	Annualized.

(f)	Amount represents less than 0.005%.

(g)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.
See accompanying notes to financial statements.

The Gabelli Value Fund Inc.
Notes to Financial Statements
1. Organization. The Gabelli Value Fund Inc. (the “Fund”) was organized on July 20, 1989 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is long-term capital appreciation. The Fund commenced investment operations on September 29, 1989.
2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 – quoted prices in active markets for identical securities;

The Gabelli Value Fund Inc.
Notes to Financial Statements (Continued)
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 12/31/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$9,421,731	$99,782	—	$9,521,513
Cable and Satellite	90,852,429	—	$0	90,852,429
Energy and Utilities	30,327,241	—	0	30,327,241
Entertainment	83,994,987	—	390,364	84,385,351
Other Industries (a)	400,173,474	—	—	400,173,474

Total Common Stocks	614,769,862	99,782	390,364	615,260,008

Warrants
Energy and Utilities	—	—	122	122

U.S. Government Obligations	—	9,277,116	—	9,277,116

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$614,769,862	$9,376,898	$390,486	$624,537,246

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
The Fund did not have significant transfers between Level 1 and Level 2 during the year ended December 31, 2010.
The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

									Net change
									in unrealized
									appreciation/
									depreciation
									during the
									period on
				Change in					Level 3
	Balance	Accrued	Realized	unrealized	Net	Transfers	Transfers	Balance	investments
	as of	discounts/	gain/	appreciation/	purchases/	into	out of	as of	held at
	12/31/09	(premiums)	(loss)	depreciation†	(sales)	Level 3††	Level 3††	12/31/10	12/31/10†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Cable and Satellite	$0	$—	$—	$—	$—	$—	$—	$0	$—
Energy and Utilities	0	—	—	—	—	—	—	0	—
Entertainment	289,066	—	—	101,298	—	—	—	390,364	101,298

Total Common Stocks	289,066	—	—	101,298	—	—	—	390,364	101,298

Warrants
Energy and Utilities	—	—	—	(8,232)	—	8,354	—	122	(8,232)

TOTAL INVESTMENTS IN SECURITIES	$289,066	$—	$—	$93,066	$—	$8,354	$—	$390,486	$93,066

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

††	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

The Gabelli Value Fund Inc.
Notes to Financial Statements (Continued)
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held December 31, 2010, if any, are not accounted for as hedging instruments under GAAP.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the year ended December 31, 2010, the Fund held no investments in futures contracts.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve

The Gabelli Value Fund Inc.
Notes to Financial Statements (Continued)
System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2010, the Fund held no investments in repurchase agreements.
Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At December 31, 2010, there were no short sales outstanding.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable.The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

The Gabelli Value Fund Inc.
Notes to Financial Statements (Continued)
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations. There were no custodian fee credits earned during the year ended December 31, 2010.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the tax treatment of currency gains and losses and excise taxes paid. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2010, reclassifications were made to decrease undistributed net investment income by $19,415 and decrease accumulated distributions in excess of net realized gain on investments and foreign currency transactions by $31,804, with an offsetting adjustment to paid-in capital.
The tax character of distributions paid during the years ended December 31, 2010 and December 31, 2009 was as follows:

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009
Distributions paid from:
Ordinary income	$179,382	$1,369,755
Net long-term capital gains	18,033,958	4,048,857

Total distributions paid	$18,213,340	$5,418,612

The Gabelli Value Fund Inc.
Notes to Financial Statements (Continued)
Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
To be consistent with the application of Federal Excise Tax rules regarding undistributed income of regulated investment companies, the Fund paid $12,212 with its 2009 federal excise return.
At December 31, 2010, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income	$1,532
Undistributed long-term gains	540,478
Net unrealized appreciation on investments and foreign currency translations	253,968,366

Total	$254,510,376

At December 31, 2010, the temporary difference between book basis and tax basis net unrealized appreciation on investments was primarily due to deferral of losses from wash sales for tax purposes, mark-to-market adjustments on investments in passive foreign investment companies, and basis adjustments on investments in partnerships.
The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2010:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$370,569,309	$280,121,613	$(26,153,676)	$253,967,937
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended December 31, 2010, the Fund did not incur any interest or penalties. As of December 31, 2010, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2010 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Gabelli Value Fund Inc.
Notes to Financial Statements (Continued)
There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the year ended December 31, 2010, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $9,457.
The Fund pays each Director who is not considered an affiliated person an annual retainer of $10,000 plus $1,000 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, the Chairman of each committee receives $2,500 per year, and the Lead Director receives an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the year ended December 31, 2010, other than short-term securities and U.S. Government obligations, aggregated $88,528,212 and $70,146,259, respectively.
Sales of U.S. Government obligations for the year ended December 31, 2010, other than short-term obligations, aggregated $762,461.
6. Transactions with Affiliates. During the year ended December 31, 2010, the Fund paid brokerage commissions on security trades of $124,941 to Gabelli & Co. Additionally, Gabelli & Co. informed the Fund that it retained $28,374 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the year ended December 31, 2010, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund’s NAV.
7. Capital Stock. The Fund offers five classes of shares – Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Co., through selected broker/dealers, or the transfer agent. Class I Shares are offered through Gabelli & Co. and selected broker/dealers to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time

The Gabelli Value Fund Inc.
Notes to Financial Statements (Continued)
held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Co. Class AAA Shares were first issued on April 30, 2010.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase.The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the years ended December 31, 2010 and December 31, 2009 amounted to $1,840 and $7,406, respectively. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.
Transactions in shares of capital stock were as follows:

	Year Ended		Year Ended
	December 31, 2010*		December 31, 2009
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	22,743	$333,873	—	—
Shares issued upon reinvestment of distributions	533	8,307	—	—
Shares redeemed	(5,648)	(81,661)	—	—

Net increase	17,628	$260,519	—	—

Class A
Shares sold	7,874,265	$109,631,722	1,330,119	$13,802,526
Shares issued upon reinvestment of distributions	1,040,352	16,239,912	382,008	4,851,497
Shares redeemed	(5,692,428)	(79,251,584)	(6,677,972)	(66,276,503)

Net increase/(decrease)	3,222,189	$46,620,050	(4,965,845)	$(47,622,480)

Class B
Shares sold	200	$2,729	58	$596
Shares issued upon reinvestment of distributions	3,915	55,050	3,014	34,808
Shares redeemed	(209,076)	(2,551,067)	(182,748)	(1,722,476)

Net decrease	(204,961)	$(2,493,288)	(179,676)	$(1,687,072)

Class C
Shares sold	89,106	$1,167,551	29,220	$257,961
Shares issued upon reinvestment of distributions	12,375	174,248	3,701	42,816
Shares redeemed	(127,597)	(1,563,799)	(171,558)	(1,555,543)

Net decrease	(26,116)	$(222,000)	(138,637)	$(1,254,766)

Class I
Shares sold	238,722	$3,372,728	181,265	$1,722,290
Shares issued upon reinvestment of distributions	4,359	67,967	1,396	17,693
Shares redeemed	(97,164)	(1,388,849)	(205,306)	(2,125,954)

Net increase/(decrease)	145,917	$2,051,846	(22,645)	$(335,971)

*	For Class AAA Shares, from the commencement of offering these shares on April 30, 2010.

The Gabelli Value Fund Inc.
Notes to Financial Statements (Continued)
8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
9. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the administrative settlement order, the SEC found that the Adviser had willfully violated Section 206(2) of the 1940 Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had willfully aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty), approximately $12.8 million of which is in the process of being paid to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and acceptable to the staff of the SEC, and agreed to cease and desist from future violations of the above referenced federal securities laws and rule. The SEC order also noted the cooperation that the Adviser had given the staff of the SEC during its inquiry. The settlement did not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund, the Global Growth Fund, and other funds in the Gabelli/GAMCO fund complex. The officer denied the allegations and is continuing in his positions with the Adviser and the funds. The court dismissed certain claims and found that the SEC was not entitled to pursue various remedies against the officer while leaving one remedy in the event the SEC were able to prove violations of law. The court subsequently dismissed without prejudice the remaining remedy against the officer, which would allow the SEC to appeal the court’s rulings. On October 29, 2010 the SEC filed its appeal with the U.S. Court of Appeals for the Second Circuit regarding the lower court’s orders. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Value Fund Inc.
Report of Independent Registered Public Accounting Firm
To the Board of Directors and Shareholders of The Gabelli Value Fund Inc.:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Gabelli Value Fund Inc. (hereafter referred to as the “Fund”) at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
New York, New York
February 28, 2011

The Gabelli Value Fund Inc.
Additional Fund Information (Unaudited)
The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Directors and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Value Fund Inc. at One Corporate Center, Rye, NY 10580-1422.

	Term of	Number of
Name, Position(s)	Office and	Funds in Fund
Address[1]	Length of	Complex Overseen	Principal Occupation(s)	Other Directorships
and Age	Time Served[2]	by Director	During Past Five Years	Held by Director[4]
INTERESTED DIRECTORS[3]:
Mario J. Gabelli Director and Chief Investment Officer Age: 68	Since 1989	26	Chairman and Chief Executive Officer of GAMCO Investors, Inc. and Chief Investment Officer — Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies in the Gabelli/GAMCO Funds complex; Chief Executive Officer of GGCP, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications)

INDEPENDENT DIRECTORS[5]:
Anthony J. Colavita Director Age: 75	Since 1989	34	President of the law firm of Anthony J. Colavita, P.C.	—

Robert J. Morrissey Director Age: 71	Since 1989	6	Partner in the law firm of Morrissey, Hawkins & Lynch	—

Anthony R. Pustorino Director Age: 85	Since 1989	13	Certified Public Accountant; Professor Emeritus, Pace University	Director of The LGL Group, Inc. (diversified manufacturing) (2002-2010)

Werner J. Roeder, MD Director Age: 70	Since 2001	22	Medical Director of Lawrence Hospital and practicing private physician	—

The Gabelli Value Fund Inc.
Additional Fund Information (Continued) (Unaudited)

Term of
Name, Position(s)	Office and
Address[1]	Length of	Principal Occupation(s)
and Age	Time Served[2]	During Past Five Years
OFFICERS:
Bruce N. Alpert President and Secretary Age: 59	Since 2003	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988 and an officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex. Director of Teton Advisors, Inc. since 1998; Chairman of Teton Advisors, Inc. 2008 to 2010; President of Teton Advisors, Inc. 1998 through 2008; Senior Vice President of GAMCO Investors, Inc. since 2008

Agnes Mullady Treasurer Age: 52	Since 2006	Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex

Peter D. Goldstein Chief Compliance Officer Age: 57	Since 2004	Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief Compliance Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

[2]	Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund’s By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]	“Interested person” of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an “interested person” because of his affiliation with Gabelli Funds, LLC which acts as the Fund’s investment adviser.

[4]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, i.e., public companies, or other investment companies registered under the 1940 Act.

[5]	Directors who are not interested persons are considered “Independent” Directors.
2010 TAX NOTICE TO SHAREHOLDERS (Unaudited)
For the year ended December 31, 2010, the Fund paid to shareholders ordinary income distributions (comprised of net investment income) totaling $0.0282, $0.0042, and $0.0374 per share for Class AAA, Class A, and Class I, respectively, and long-term capital gains totaling $18,033,958. The distribution of long-term capital gains has been designated as a capital gain dividend by the Fund’s Board of Directors. For the year ended December 31, 2010, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 0.22% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010.
U.S. Government Income
The percentage of the ordinary income distribution paid by the Fund during 2010 which was derived from U.S. Treasury securities was 0.25%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities.The Gabelli Value Fund Inc. did not meet this strict requirement in 2010. The percentage of U.S. Government securities held as of December 31, 2010 was 1.48%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.
All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

The Gabelli Value Fund Inc.
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.

Board of Directors

Mario J. Gabelli, CFA	Anthony R. Pustorino
Chairman and Chief	Certified Public Accountant,
Executive Officer	Professor Emeritus
GAMCO Investors, Inc.	Pace University

Anthony J. Colavita	Werner J. Roeder, MD
President	Medical Director
Anthony J. Colavita, P.C.	Lawrence Hospital

Robert J. Morrissey
Attorney-at-Law
Morrissey, Hawkins & Lynch

Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Custodian
The Bank of New York Mellon
Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
Legal Counsel
Willkie Farr & Gallagher LLP
Distributor
Gabelli & Company, Inc.
This report is submitted for the general information of the shareholders of The Gabelli Value Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB409Q410SR
The Gabelli Value Fund Inc.
ANNUAL REPORT
DECEMBER 31, 2010

Item 2. Code of Ethics.
(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
Item 3. Audit Committee Financial Expert.
As of the end of the period covered by the report, the registrant’s Board of Directors has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
Audit Fees
(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $47,400 for 2009 and $38,867 for 2010.
Audit-Related Fees
(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2009 and $0 for 2010.

Tax Fees
(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,800 for 2009 and $3,625 for 2010. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.
All Other Fees
(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2009 and $0 for 2010.
(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.
(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:
(b) 100%
(c) 100%
(d) N/A
(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2009 and $0 for 2010.
(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant) The Gabelli Value Fund Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 3/9/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 3/9/11

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer
Date 3/9/11

*	Print the name and title of each signing officer under his or her signature.